OTHER LIABILITIES (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Contingent share consideration (Note 25)	$ 0	$ 49
Current portion lease liability (Note 14)	1,026	1,013
Provisions	0	90
Current portion of long-term debt	60	76
Other liabilities (Note 10)	$ 1,086	$ 1,228